Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Contractual Obligation, Fiscal Year Maturity
Future minimum payments for contractual commitments related to purchase obligations as of December 31, 2021 were as follows:

Purchase obligation
Year ending December 31,
2022	$52,599
2023	62,780
2024	62,430
2025	63,958
2026	27,083
Thereafter	—

Total	$268,850